First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 3.4%
5,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	$5,500,000
	(Cost $5,500,000)
	Total Investments – 3.4%	5,500,000
	(Cost $5,500,000) (b)
	Net Other Assets and Liabilities – 96.6%	155,971,975
	Net Assets – 100.0%	$161,471,975
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2020:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	7	$296,100	Oct–20	$(450)
Brent Crude Oil Futures	31	1,325,250	Nov–20	(108,480)
Brent Crude Oil Futures	48	2,086,080	Jan–21	(52,819)
Cattle Feeder Futures	25	1,766,875	Oct–20	(37,685)
Cocoa Futures	214	5,448,440	Dec–20	174,976
Coffee “C” Futures	107	4,451,869	Dec–20	(237,589)
Copper Futures	181	13,722,062	Dec–20	33,243
Corn Futures	197	3,733,150	Dec–20	298,187
Cotton No. 2 Futures	169	5,559,255	Dec–20	211,628
Gasoline RBOB Futures	63	3,126,514	Oct–20	101,938
Gasoline RBOB Futures	78	3,817,195	Nov–20	9,118
Gasoline RBOB Futures	55	2,687,223	Dec–20	(54,523)
Gold 100 Oz. Futures	84	15,922,200	Dec–20	(258,524)
Kansas City Hard Red Winter Wheat Futures	269	6,856,137	Dec–20	649,025
Lean Hogs Futures	176	4,442,240	Dec–20	(61,160)
Live Cattle Futures	100	4,494,000	Dec–20	26,366
LME Aluminum Futures	99	4,366,519	Dec–20	(90,614)
LME Lead Futures	37	1,685,581	Dec–20	(130,484)
LME Nickel Futures	59	5,138,310	Dec–20	(255,660)
LME Zinc Futures	53	3,182,981	Dec–20	(129,156)
Low Sulphur Gasoil “G” Futures	41	1,350,950	Oct–20	(65,873)
Low Sulphur Gasoil “G” Futures	48	1,602,000	Nov–20	(52,483)
Low Sulphur Gasoil “G” Futures	38	1,284,400	Dec–20	(44,757)
Low Sulphur Gasoil “G” Futures	17	582,250	Jan–21	(3,725)
Natural Gas Futures	133	4,283,930	Jan–21	147,984
Natural Gas Futures	105	2,933,700	Mar–21	250,632
NY Harbor ULSD Futures	109	5,335,659	Nov–20	(445,460)
Platinum Futures	30	1,363,800	Jan–21	(52,457)
Silver Futures	75	8,810,250	Dec–20	(1,392,075)
Soybean Futures	217	11,104,975	Nov–20	1,087,207
Soybean Meal Futures	139	4,764,920	Dec–20	495,503
Soybean Oil Futures	410	8,149,980	Dec–20	427,181
Sugar #11 (World) Futures	488	7,384,026	Feb–21	223,060
WTI Crude Futures	32	1,295,040	Nov–20	(1,938)
WTI Crude Futures	36	1,468,440	Dec–20	(104,241)
WTI Crude Futures	27	1,110,510	Jan–21	(89,143)
	Total	$156,932,811		$466,752

(a)	Rate shown reflects yield as of September 30, 2020.

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,136,048 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,669,296. The net unrealized appreciation was $466,752. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$ 5,500,000	$ 5,500,000	$ —	$ —
Total Investments	5,500,000	5,500,000	—	—
Futures Contracts	4,136,048	4,136,048	—	—
Total	$ 9,636,048	$ 9,636,048	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (3,669,296)	$ (3,669,296)	$ —	$ —